Provisions, contingencies and commitments - Narrative (Details) - EUR (€) € in Millions	1 Months Ended	12 Months Ended
	Nov. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Disclosure of other provisions [line items]
Purchase commitments		€ 200
Capital expenditure purchase orders		165
Minimum lease payments for lease agreements that have not yet commenced		23
Coca-Cola Beverages Philippines, Inc. (CBBPI)
Disclosure of other provisions [line items]
Proportion of ownership interest in joint venture	100.00%
Territorial authority | Guarantees
Disclosure of other provisions [line items]
Guarantees issued to authorities		1,127	€ 646
Third parties, other than territorial authorities | Guarantees
Disclosure of other provisions [line items]
Guarantees issued to authorities		€ 37	€ 29
Low | Leased Buildings | Decommissioning provision
Disclosure of other provisions [line items]
Settlement ranges for provisions		1 year
Low | Cold drink equipment | Decommissioning provision
Disclosure of other provisions [line items]
Settlement ranges for provisions		2 years
High | Leased Buildings | Decommissioning provision
Disclosure of other provisions [line items]
Settlement ranges for provisions		30 years
High | Cold drink equipment | Decommissioning provision
Disclosure of other provisions [line items]
Settlement ranges for provisions		9 years